PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Property and Buildings	$11,848,216	$9,711,722
Machinery and equipment	18,275,500	19,594,986
Automobiles	586,630	689,651
Office and electric equipment	191,893	148,439
Subtotal	30,902,239	30,144,798
Construction in progress	1,198,759	2,020,457
Less: accumulated depreciation	(21,916,969)	(23,045,753)
Property and equipment, net	$10,184,029	$9,119,502

Depreciation expense was $1,172,644, $1,145,447 and $1,055,314 for the years ended September 30, 2022, 2021 and 2020 respectively. Certain properties and equipment have been pledged as collateral under the bank loan agreement as discussed in Note 9.

Construction in progress as of September 30, 2022 represents costs of construction incurred for Chongqing’s new manufacturing facilities for heparin products.

As of September, 30, 2022 and 2021, Qilian Chengdu made advance payments for property and buildings acquisition for $2,021,330 and 2,243,622, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.